LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 28
2027	27
2028	24
2029	23
2030	21
Thereafter	125
Undiscounted lease payments	247
Less: present value adjustment	51
Total operating lease liability	$ 196	$ 126